Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Gross revenues	$ 121,387	$ 748,654
Sales deductions	(28,896)	(81,523)
Revenue	92,491	667,131
Cost of revenue	(151,922)	(401,437)
Gross profit	(59,431)	265,694
Operating expenses:
General and administrative	(3,370,391)	(1,054,124)	(942,735)
Compensation and related costs
Stock based compensation	(1,923,217)	(849,513)	(115,038)
Total operating expenses	(5,293,608)	(1,903,637)	(1,057,773)
Loss from operations	(5,353,039)	(1,637,943)	(1,057,773)
Other expense (income):
Other (expense) income	(22,827)	(24,577)	(14,072)
Finance (costs) income	(44,329)	(31,716)
Total other expense (income)	(67,156)	(56,293)	(14,072)
Loss before provision for income taxes	(5,420,195)	(1,694,236)	(1,071,845)
Provision for income taxes		(18,887)
Net loss	$ (5,420,195)	$ (1,713,123)	$ (1,071,845)
Basic and diluted loss per share
Net loss per share - Basic	$ (1.69)	$ (1.52)	$ (1.42)
Net loss per share - Diluted	$ (1.69)	$ (1.52)	$ (1.42)
Weighted-average number of common shares outstanding:
Weighted average number of common shares outstanding - Basic	3,204,153	1,120,598	752,476
Weighted average number of common shares outstanding - Diluted	3,204,153	1,120,598	752,476
Comprehensive loss:
Net loss	$ (5,420,195)	$ (1,713,123)	$ (1,071,845)
Foreign currency translation adjustment	164,974	(63,575)	(35,489)
Comprehensive loss	$ (5,255,221)	$ (1,776,698)	$ (1,107,334)